Loan Sale and Servicing Activities and Variable Interest Entities (Non-Consolidated VIEs) (Details) - Variable Interest Entity, Primary Beneficiary [Member] - USD ($)	Dec. 31, 2016	Dec. 31, 2015
PNC Risk of Loss	$ 11,086,000,000	$ 10,729,000,000
Carrying Value of Assets Owned by PNC	11,046,000,000	10,800,000,000
Carrying Value of Liabilities Owned by PNC	823,000,000	838,000,000
Mortgage-Backed Securitizations [Member]
PNC Risk of Loss	8,003,000,000	8,178,000,000
Carrying Value of Assets Owned by PNC	8,003,000,000	8,178,000,000
Carrying Value of Liabilities Owned by PNC		2,000,000
Tax Credit Investments And Other [Member]
PNC Risk of Loss	3,083,000,000	2,551,000,000
Carrying Value of Assets Owned by PNC	3,043,000,000	2,622,000,000
Carrying Value of Liabilities Owned by PNC	$ 823,000,000	$ 836,000,000